Expense Example - EDGEWOOD GROWTH FUND	Jul. 01, 2026 USD ($)
Institutional | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,071
Retail | RETAIL CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	1,532
Service | Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	$ 1,362